OPERATING SEGMENTS AND ENTITY WIDE DISCLOSURES (Revenues By Geographic Areas) (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Segment Reporting Information [Line Items]
Revenues	$ 12,529	$ 10,466	$ 25,285	$ 22,249
Israel [Member]
Segment Reporting Information [Line Items]
Revenues	8,753	7,642	17,343	14,832
North America [Member]
Segment Reporting Information [Line Items]
Revenues	1,278	716	2,936	1,664
Netherlands [Member]
Segment Reporting Information [Line Items]
Revenues	745	864	1,677	1,980
India [Member]
Segment Reporting Information [Line Items]
Revenues	474	901	977	2,144
Others [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,279	$ 343	$ 2,352	$ 1,629